Related Party Transactions (Narrative) (Details) - Phillips 66 [Member] - Phillips 66 [Member] - Amended Omnibus Agreement [Member] - USD ($) $ in Millions		3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 01, 2016	Mar. 01, 2015	Feb. 28, 2014	Nov. 30, 2014	Dec. 31, 2015	Feb. 29, 2016
Related party agreements and fees
Monthly operational and administrative support fee		$ 2.4	$ 1.1	$ 2.3	$ 2.5
Subsequent Event [Member]
Related party agreements and fees
Monthly operational and administrative support fee	$ 3.0					$ 2.5